CONSOLIDATED STATEMENT OF CASHFLOWS - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated from operations	R 1,585.6	R 1,851.0	R 1,309.6
Finance income received	111.1	105.9	63.8
Dividends received	71.5	76.1	4.3
Finance expenses paid	(7.7)	(7.5)	(8.7)
Income tax paid	(262.7)	(452.1)	(240.1)
Net cash inflow from operating activities	1,497.8	1,573.4	1,128.9
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(584.1)	(395.7)	(181.1)
Environmental rehabilitation payments to reduce decommissioning liabilities	(25.4)	(51.0)	(22.1)
Proceeds on disposal of property, plant and equipment	12.2	0.1	0.7
Investment in other funds	(28.9)	0.0	0.0
Net cash outflow from investing activities	(626.2)	(446.6)	(202.5)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issue of ordinary shares	0.0	0.0	1,085.6
Share issue expenses	0.0	0.0	(0.5)
Dividends paid on ordinary shares	(513.3)	(640.9)	(564.5)
Initial fees incurred on facility	0.0	(1.0)	0.0
Repayment of lease liabilities	(19.7)	(11.6)	(11.4)
Net cash (outflow)/inflow from financing activities	(533.0)	(653.5)	509.2
NET INCREASE IN CASH AND CASH EQUIVALENTS	338.6	473.3	1,435.6
Impact of fluctuations in exchange rate on cash held in foreign currencies	7.0	(8.4)	0.0
Cash and cash equivalents at the beginning of the year	2,180.0	1,715.1	279.5
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R 2,525.6	R 2,180.0	R 1,715.1